FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Roll Forward (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year	$ 109,000,000	$ 0
Fair value changes in net income	(44,000,000)	0
Fair value changes in other comprehensive income	(183,000,000)	0
Acquisitions from business combination	489,000,000
Additions	2,570,000,000	109,000,000
Disposals	(451,000,000)	0
Balance, end of year	$ 2,490,000,000	$ 109,000,000
Fair Value, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain,(Loss) Statement Of Other Comprehensive Income Extensible List Not Disclosed Flag	Fair value changes in other comprehensive income	Fair value changes in other comprehensive income
Fair Value Recurring Basis Unobservable Input Reconciliation Asset Gain (Loss) Statement Of Income Extensible List Not Disclosed Flag	Fair value changes in net income	Fair value changes in net income